Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Thousands							9 Months Ended		12 Months Ended
	Oct. 16, 2020 USD ($) $ / shares shares	Oct. 02, 2020	Sep. 30, 2020 USD ($) $ / shares shares	Jul. 24, 2020 USD ($)	Sep. 30, 2019 USD ($)	Nov. 12, 2015 shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Jan. 01, 2021	Oct. 12, 2020 shares	Dec. 31, 2018 $ / shares shares
Subsequent Event [Line Items]
Advanced amount under term loan | $							$ 15,000	$ 9,567	$ 9,567
Convertible preferred stock converted into common stock			9,464,924				9,464,924		9,456,928			9,451,598
Common stock, shares authorized			150,000,000				150,000,000		120,000,000			120,000,000
Common stock, par value | $ / shares			$ 0.0001				$ 0.0001		$ 0.0001			$ 0.0001
Preferred stock, shares authorized									10,000,000			0
Preferred stock, par value | $ / shares									$ 0.0001			$ 0.0001
Shares of common stock reserved for future issuance			14,280,326				14,280,326		13,781,623			12,636,766
2015 Stock Option And Grant Plan
Subsequent Event [Line Items]
Shares of common stock reserved for future issuance						4,413,455
Fair market value of the common stock						100.00%
Term of option from the grant date						10 years
Redeemable Convertible Preferred Stock
Subsequent Event [Line Items]
Convertible preferred stock converted into common stock			0.1279				0.1279
Subsequent Event
Subsequent Event [Line Items]
Stockholders' equity, reverse stock split		1-for-7.8170
Stock split, conversion ratio		0.127926
Subsequent Event | 2020 Stock Option and Incentive Plan
Subsequent Event [Line Items]
Shares of common stock reserved for future issuance											1,043,402
Annual increased percentage on outstanding common stock reserved										5.00%
Subsequent Event | 2020 Stock Option and Incentive Plan | Maximum
Subsequent Event [Line Items]
Annual increased percentage on outstanding common stock reserved											5.00%
Subsequent Event | 2015 Stock Option and Incentive Plan
Subsequent Event [Line Items]
Shares of common stock reserved for future issuance											274,057
Subsequent Event | 2020 Employee Stock Purchase Plan | Maximum
Subsequent Event [Line Items]
Shares of common stock reserved for future issuance											834,720
Annual increased percentage on outstanding common stock reserved											0.50%
Number of shares available for future issuance											208,680
Subsequent Event | IPO
Subsequent Event [Line Items]
Common stock, shares issued and sold	5,500,000
Common stock, public offering price | $ / shares	$ 15.00
Net proceeds from issuance of common stock | $	$ 74,400
Convertible preferred stock converted into common stock	10,065,629
Common stock, shares authorized	150,000,000
Common stock, par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	10,000,000
Preferred stock, par value | $ / shares	$ 0.0001
Subsequent Event | IPO | Redeemable Convertible Preferred Stock
Subsequent Event [Line Items]
Shares outstanding	73,987,407
Convertible preferred stock converted into common stock	10,065,629
License Agreement | Kayla Therapeutics S.A.S
Subsequent Event [Line Items]
Nonrefundable payment in cash | $			$ 15,000				$ 15,000		$ 15,000
Nonrefundable payment in value of common stock | $			$ 5,300
Loan Agreement | Term Loan | Hercules
Subsequent Event [Line Items]
Total indebtedness | $				$ 25,000
Loan Agreement | Term Loan | Hercules | First Tranche
Subsequent Event [Line Items]
Advanced amount under term loan | $				$ 15,000	$ 10,000